                                                                                                                      May 4, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

     Re:     Western Reserve Life Assurance Co. of Ohio

               WRL Series Life Account

               WRL Freedom Elite (File No. 333-62397)

CIK No.: 0000778209

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2009 via EDGAR.

                                                                                                                             Sincerely,

                                                                                                                             /s/ Gayle A. Morden
                                                                                                                             Gayle A. Morden

                                                                                                                             Compliance Manager

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.
          Priscilla Hechler